UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-22685

FEG DIRECTIONAL ACCESS FUND LLC

Name of Registrant

201 E. Fifth Street, Suite 1600
Cincinnati, OH 45202

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “1940 Act”).

(1) Title of class of securities of FEG Directional Access Fund LLC (the “Fund”) to be redeemed:

Limited liability company interests (“Interests”)

(2) Date on which the securities are to be redeemed:

As of April 15th, 2016

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Interests are to be redeemed pursuant to Section 4.6(c)(6) of the Fund’s Amended and Restated Limited Liability Company Operating Agreement, which provides that the Fund may redeem Interests if, it would be in the best interests of the Fund, as determined by the Board of Directors (the “Board”) in its sole and absolute discretion, for the Fund to redeem such Interests.

(4) If less than all the outstanding securities of a class or series are to be called or redeemed, the principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

FEG Equity Access Fund Ltd. (the “Offshore Fund”) invests substantially all of its assets in the Fund. A new registered investment company, FEG Directional Access TEI Fund LLC (the “New Fund”), is being formed, which will invest substantially all of its assets in the Fund and the Board expects that a substantial portion of the Offshore Fund’s investors plan to redeem from the Offshore Fund and invest in the New Fund. The Fund intends to redeem approximately 90% of its outstanding Interests as of April 15, 2016, representing Interests held by the Offshore Fund.

SIGNATURE

Pursuant to Rule 23c-2 under the 1940 Act, the registrant has caused this notification to be duly executed on its behalf in the City of Cincinnati and the State of Ohio on the 15th day of March 2016.

FEG DIRECTIONAL ACCESS FUND LLC

/s/ J. Alan Lenahan
Name: J. Alan Lenahan
Title: President